Federated Hermes Corporate Bond Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—84.8%
	Basic Industry - Metals & Mining—0.4%
$ 2,795,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,471,805
1,080,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,175,038
1,360,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,215,422
	TOTAL	4,862,265
	Capital Goods - Aerospace & Defense—2.4%
2,120,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,924,250
1,755,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,219,140
3,000,000	Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,896,689
2,030,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	2,175,471
1,040,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	1,146,841
1,930,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,866,681
5,900,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	5,084,924
1,540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,535,958
3,500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,476,297
2,775,000	Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,689,453
760,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	760,000
1,660,000	Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,598,113
	TOTAL	26,373,817
	Capital Goods - Building Materials—1.2%
5,625,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,346,224
4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,051,942
2,980,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,646,799
1,435,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,306,140
	TOTAL	13,351,105
	Capital Goods - Construction Machinery—1.1%
2,820,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,421,477
3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,038,444
3,675,000	John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,487,613
3,300,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,201,133
	TOTAL	12,148,667
	Capital Goods - Diversified Manufacturing—1.4%
8,000,000	Honeywell International, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2033	8,082,856
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,926,599
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,454,970
4,045,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,894,296
	TOTAL	15,358,721
	Communications - Cable & Satellite—2.2%
1,475,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,473,119
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,201,289
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,227,836
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	333,047
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,139,671
900,000	Comcast Corp., 7.050%, 3/15/2033	1,020,538
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,763,514

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	$ 1,447,179
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,428,702
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,450,019
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,348,699
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,874,789
1,250,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	1,306,022
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,159,397
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,011,399
	TOTAL	24,185,220
	Communications - Media & Entertainment—1.6%
1,570,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,595,457
1,610,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	1,644,372
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	874,104
785,000	Grupo Televisa SAB, Sr. Unsecd. Note, 5.000%, 5/13/2045	592,171
2,918,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.625%, 3/18/2025	2,918,513
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	2,006,301
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,665,295
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,882,257
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	779,226
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,146,618
	TOTAL	18,104,314
	Communications - Telecom Wireless—2.2%
2,695,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	2,754,162
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,905,338
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,726,209
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,539,635
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,863,795
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,873,952
2,520,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	2,531,856
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	1,649,251
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,134,706
5,325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	5,220,186
	TOTAL	25,199,090
	Communications - Telecom Wirelines—4.1%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,045,833
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,390,866
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,401,804
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,398,698
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	887,311
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,899,436
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	466,818
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,476,839
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	943,024
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,328,809
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,251,171
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	1,628,576
2,675,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	2,649,392
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,982,889
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,385,457
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,282,868

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	$ 2,349,526
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,213,057
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,928,842
	TOTAL	45,911,216
	Consumer Cyclical - Automotive—1.2%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,496,934
3,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	3,125,338
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	959,146
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,555,377
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,133,882
3,250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,283,765
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,324,965
	TOTAL	13,879,407
	Consumer Cyclical - Retailers—1.7%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,653,760
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	4,976,326
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,063,109
3,650,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	3,717,024
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,469,236
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,279,214
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,724,524
	TOTAL	18,883,193
	Consumer Cyclical - Services—2.0%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,093,921
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,716,674
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	4,994,590
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,926,135
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,433,460
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,282,849
2,000,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	1,866,332
	TOTAL	22,313,961
	Consumer Non-Cyclical - Food/Beverage—4.1%
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,621,030
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,910,750
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	953,517
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,533,582
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,868,484
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	301,702
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,179,492
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,728,532
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,458,392
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,527,980
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	995,975
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,159,451
610,000	Molson Coors Beverage Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	503,891
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,475,667
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,587,241
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,980,528
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,213,637
	TOTAL	45,999,851

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—3.0%
$ 585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$ 526,828
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,861,199
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,310,795
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,333,143
245,311	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	244,564
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,594,615
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,174,273
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,822,566
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	871,535
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,552,398
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	6,191,206
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,195,517
5,250,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	5,234,139
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,538,365
	TOTAL	33,451,143
	Consumer Non-Cyclical - Pharmaceuticals—5.9%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	2,110,687
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,433,367
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,104,688
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,579,788
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	825,186
750,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	756,709
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2029	505,439
1,280,000	AbbVie, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2031	1,300,694
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,986,344
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,909,789
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,632,409
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,274,407
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,466,844
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	726,425
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	403,540
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,063,315
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,722,517
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,689,236
9,750,000	Johnson & Johnson, Sr. Unsecd. Note, 1.300%, 9/1/2030	8,341,856
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	5,135,345
5,835,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,645,990
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,163,348
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,774,260
2,420,000	Revvity, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,206,006
2,275,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,134,651
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,688,712
	TOTAL	66,581,552
	Consumer Non-Cyclical - Supermarkets—0.2%
2,430,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	2,397,651
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,005,006
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,453,362
	TOTAL	6,458,368

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—1.3%
$ 445,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	$ 450,309
5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	5,098,683
2,675,000	Coterra Energy, Inc., Sr. Unsecd. Note, 5.600%, 3/15/2034	2,710,378
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	963,569
1,705,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	1,648,147
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	4,174,317
	TOTAL	15,045,403
	Energy - Integrated—1.9%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,463,653
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	3,925,403
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,943,340
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,296,361
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,950,675
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,342,454
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	1,954,432
220,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	236,534
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	493,635
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	885,599
	TOTAL	21,492,086
	Energy - Midstream—3.5%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,624,759
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	807,052
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,649,748
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	990,311
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,200,750
2,660,000	Enbridge, Inc., Sr. Unsecd. Note, 5.625%, 4/5/2034	2,721,259
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,923,540
1,375,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,388,227
2,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	1,977,137
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,129,333
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,087,723
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,372,134
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,058,146
2,010,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	2,059,718
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,520,474
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,139,302
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,807,600
1,943,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	2,037,527
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,165,436
2,300,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	2,066,414
	TOTAL	39,726,590
	Energy - Refining—0.6%
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,084,997
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	766,706
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,888,454
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,512,678
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,895,549
	TOTAL	7,148,384
	Financial Institution - Banking—18.6%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,650,538

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	$ 2,198,614
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,679,657
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,131,428
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,860,789
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,389,886
3,650,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	3,731,081
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,239,688
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,522,270
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,199,112
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,098,051
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,227,987
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,291,802
1,200,000	Capital One Financial Co., Sr. Sub. Note, 4.200%, 10/29/2025	1,195,660
990,000	Citigroup, Inc., 4.125%, 7/25/2028	973,766
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,789,761
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,450,705
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,553,793
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,719,424
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,886,479
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,822,367
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,660,200
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,986,323
2,300,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,328,128
1,610,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	1,640,560
2,660,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	2,673,270
1,675,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	1,713,017
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	985,544
1,225,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,248,360
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,487,783
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,272,508
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,507,091
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,977,718
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,561,308
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	5,027,857
1,095,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	1,114,730
2,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	2,256,090
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,235,933
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,480,009
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,740,454
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,217,536
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,476,986
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	7,461,088
960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	973,772
1,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,623,569
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	2,658,467
2,600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	2,668,813
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	1,052,100
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,818,468
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	934,461
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	3,063,703

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	$ 3,949,213
5,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	4,953,590
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,207,903
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,263,719
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,322,277
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,636,024
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,715,129
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,481,892
2,625,000		PNC Bank, N.A., Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,621,321
3,675,000		PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	3,524,913
254,920	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	53,533
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,410,919
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,642,842
1,675,000		US Bancorp, 5.100%, 7/23/2030	1,693,829
3,250,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	3,303,943
6,075,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	6,176,887
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,807,405
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,474,564
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	7,041,474
		TOTAL	208,740,081
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		Cboe Global Markets, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,123,212
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,717,279
2,950,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	2,530,077
2,250,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 4.850%, 1/15/2027	2,254,751
1,650,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	1,754,582
		TOTAL	13,379,901
		Financial Institution - Finance Companies—1.0%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,965,102
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,434,993
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,040,037
1,500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	1,504,064
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,977,470
		TOTAL	10,921,666
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,425,181
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,015,648
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	767,985
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,696,699
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,454,958
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,747,222
		TOTAL	13,107,693
		Financial Institution - Insurance - Life—1.8%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,023,511
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,948,100
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	657,276
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	892,677
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,355,610
3,400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,472,482
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	798,565

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	$ 4,379,497
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,139,284
1,530,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,724,784
	TOTAL	20,391,786
	Financial Institution - Insurance - P&C—0.5%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,196,469
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,156,205
1,000,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,100,244
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,026,136
	TOTAL	5,479,054
	Financial Institution - REIT - Apartment—0.4%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,104,977
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,031,262
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,562,996
	TOTAL	4,699,235
	Financial Institution - REIT - Healthcare—0.4%
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,846,001
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,163,515
1,250,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,247,560
	TOTAL	4,257,076
	Financial Institution - REIT - Office—0.3%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,154,784
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,544,906
	TOTAL	3,699,690
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,279,733
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,977,061
	TOTAL	4,256,794
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,706,901
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,818,992
	TOTAL	3,525,893
	Technology—8.1%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,057,470
5,825,000	Apple, Inc., 1.650%, 5/11/2030	5,108,495
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,912,246
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,215,817
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,838,026
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,051,968
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	84,853
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	802,128
1,370,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	1,320,662
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,286,782
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	2,031,612
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,381,511
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	982,484
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,177,623
1,565,000	Flex Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,562,789
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,238,086
1,140,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,131,208

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 445,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$ 445,381
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,030,483
3,800,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	3,741,151
1,755,000	Intel Corp., Sr. Unsecd. Note, 5.150%, 2/21/2034	1,732,161
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,671,564
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,225,584
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,735,027
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,700,926
975,000	Leidos Holdings, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	990,184
1,300,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,311,122
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,469,268
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	4,302,191
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,526,176
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,789,319
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,411,281
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,881,963
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	977,160
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	810,281
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	676,969
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,806,954
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,950,002
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	568,143
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	147,105
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,447,145
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	199,516
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,693,282
	TOTAL	90,424,098
	Transportation - Railroads—1.1%
3,095,000	Burlington Northern Santa Fe LLC, Deb., 5.750%, 5/1/2040	3,272,185
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	911,900
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,854,463
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	5,065,268
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,402,094
	TOTAL	12,505,910
	Transportation - Services—1.6%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,552,062
1,220,000	FedEx Corp., Sr. Secd. Note, 144A, 3.100%, 8/5/2029	1,141,010
2,325,000	FedEx Corp., Sr. Unsecd. Note, 144A, 4.050%, 2/15/2048	1,808,393
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,245,583
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	1,961,913
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,182,185
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,563,279
	TOTAL	18,454,425
	Utility - Electric—4.7%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	941,457
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	980,999
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,414,024
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,513,456
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,598,094
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,066,869

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	$ 898,219
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,592,023
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,178,599
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,008,897
100,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	109,587
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	827,267
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,095,618
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,841,736
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	753,357
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	3,970,214
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,293,712
4,415,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	4,507,518
1,935,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.850%, 2/7/2029	1,950,893
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,693,100
715,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	602,335
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	812,747
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,133,801
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,945,009
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,557,556
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,400,258
	TOTAL	52,687,345
	Utility - Natural Gas—0.5%
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,689,508
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,332,239
	TOTAL	6,021,747
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	643,075
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,021,027,117)	952,067,473
	U.S. TREASURIES—4.0%
	U.S. Treasury Bonds—0.9%
9,900,000	United States Treasury Bond, 4.250%, 8/15/2054	9,500,233
	U.S. Treasury Notes—3.1%
36,100,000	United States Treasury Note, 3.875%, 8/15/2034	35,198,738
	TOTAL U.S. TREASURIES (IDENTIFIED COST $46,367,186)	44,698,971
	MUNICIPAL BOND—0.0%
	Municipal Services—0.0%
470,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corp. GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $470,776)	476,057
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
133	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	135
175	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	179
153	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	156
64	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	66
	TOTAL	536
	Federal National Mortgage Association—0.0%
261	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	268
195	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	204
1,660	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	1,711

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 694		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	$ 715
		TOTAL	2,898
		Government National Mortgage Association—0.0%
61		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	63
146		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	148
		TOTAL	211
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,534)	3,645
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
2,576		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $2,568)	2,576
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—10.2%
18,966,170		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4]	18,966,170
16,843,981		High Yield Bond Core Fund	95,336,932
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $115,725,618)	114,303,102
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,183,607,849)	1,111,553,124
		OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	11,534,616
		NET ASSETS—100%	$1,123,087,740
At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Long Bond Short Futures	140	$16,533,125	June 2025	$(288,382)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
	High Yield Bond Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2024	$95,505,372	$29,877,310	$125,382,682
Purchases at Cost	$—	$35,333,061	$35,333,061
Proceeds from Sales	$—	$(46,244,201)	$(46,244,201)
Change in Unrealized Appreciation/Depreciation	$(168,440)	$—	$(168,440)
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 2/28/2025	$95,336,932	$18,966,170	$114,303,102
Shares Held as of 2/28/2025	16,843,981	18,966,170	35,810,151
Dividend Income	$1,621,243	$293,362	$1,914,605

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$952,013,940	$53,533	$952,067,473
U.S. Treasuries	—	44,698,971	—	44,698,971
Municipal Bond	—	476,057	—	476,057
Mortgage-Backed Securities	—	3,645	—	3,645
Collateralized Mortgage Obligation	—	2,576	—	2,576
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	114,303,102	—	—	114,303,102
TOTAL SECURITIES	$114,303,102	$997,195,189	$54,833	$1,111,553,124
Other Financial Instruments:[1]
Liabilities	$(288,382)	$—	$—	$(288,382)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit